VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 98.2%
Argentina : 1.0%
MercadoLibre, Inc.
3.12%, 01/14/31 USD 25 $ 21,037
Pampa Energia SA 144A
7.50%, 01/24/27 USD 50 47,385
9.12%, 04/15/29 USD 25 24,641
Pan American Energy LLC
144A
9.12%, 04/30/27 USD 25 26,757
Telecom Argentina SA 144A
8.00%, 07/18/26 USD 25 23,709
Transportadora de Gas del
Sur SA 144A
6.75%, 05/02/25 USD 25 23,945
YPF SA 144A
6.95%, 07/21/27 USD 50 44,576
7.00%, 09/30/33 (s) USD 25 21,121
7.00%, 12/15/47 USD 25 18,471
8.50%, 03/23/25 USD 19 18,534
8.50%, 07/28/25 USD 50 48,256
9.00%, 02/12/26 (s) USD 35 34,715
9.00%, 06/30/29 (s) USD 25 24,375
377,522
Australia : 0.7%
FMG Resources August 2006
Pty Ltd. 144A
4.38%, 04/01/31 USD 100 90,119
4.50%, 09/15/27 USD 25 24,060
Mineral Resources Ltd. 144A
8.12%, 05/01/27 USD 100 101,102
9.25%, 10/01/28 USD 25 26,437
Nufarm Australia Ltd. /
Nufarm Americas, Inc.
144A
5.00%, 01/27/30 USD 30 27,479
269,197
Bermuda : 0.4%
Borr IHC Ltd. / Borr Finance
LLC 144A
10.00%, 11/15/28 USD 100 103,861
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^ USD 36 9,888
0.00%, 12/31/30 ^ USD 16 4,389
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 USD 50 47,593
165,731
Brazil : 5.1%
Adecoagro SA 144A
6.00%, 09/21/27 USD 50 48,851
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 USD 50 48,706
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 USD 50 43,604
Par
(000’s) Value
Brazil (continued)
Braskem America Finance
Co. 144A
7.12%, 07/22/41 USD 25 $ 21,200
Braskem Idesa SAPI 144A
7.45%, 11/15/29 USD 75 52,867
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 USD 50 43,426
4.50%, 01/31/30 USD 75 59,407
5.88%, 01/31/50 USD 50 35,270
8.50% (US Treasury
Yield Curve Rate T 5
Year+8.22%), 01/23/81 USD 50 47,854
BRF SA 144A
4.88%, 01/24/30 USD 100 88,608
Centrais Eletricas Brasileiras
SA 144A
4.62%, 02/04/30 USD 100 90,793
Cosan Luxembourg SA 144A
5.50%, 09/20/29 USD 50 47,381
7.00%, 01/20/27 USD 50 50,490
CSN Inova Ventures 144A
6.75%, 01/28/28 USD 50 47,975
Embraer Netherlands
Finance BV
5.40%, 02/01/27 USD 25 24,791
FS Luxembourg Sarl 144A
10.00%, 12/15/25 USD 50 52,390
Klabin Austria GmbH 144A
5.75%, 04/03/29 USD 50 50,158
7.00%, 04/03/49 USD 50 50,541
MARB BondCo Plc 144A
3.95%, 01/29/31 USD 100 80,084
MV24 Capital BV 144A
6.75%, 06/01/34 USD 81 75,776
NBM US Holdings, Inc. 144A
7.00%, 05/14/26 USD 50 50,159
Nexa Resources SA 144A
6.50%, 01/18/28 USD 100 100,774
Petrobras Global Finance BV
5.09%, 01/15/30 USD 25 24,046
5.60%, 01/03/31 USD 50 48,632
5.62%, 05/20/43 USD 25 22,527
5.75%, 02/01/29 USD 25 24,936
6.00%, 01/27/28 USD 50 50,469
6.25%, 12/14/26 GBP 100 127,670
6.75%, 01/27/41 USD 25 24,740
6.75%, 06/03/50 † USD 25 24,110
6.85%, 06/05/15 USD 50 46,450
6.88%, 01/20/40 USD 25 25,259
6.90%, 03/19/49 USD 25 24,515
7.25%, 03/17/44 USD 25 25,708
7.38%, 01/17/27 USD 25 26,186
8.75%, 05/23/26 USD 25 26,581
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 USD 100 88,526
Rumo Luxembourg Sarl
144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
5.25%, 01/10/28 USD 50 $ 48,133
Ultrapar International SA
144A
5.25%, 10/06/26 USD 50 49,339
Usiminas International Sarl
144A
5.88%, 07/18/26 USD 50 49,059
XP, Inc. 144A
3.25%, 07/01/26 USD 50 46,459
2,014,450
British Virgin Islands : 0.1%
New Metro Global Ltd. Reg S
4.50%, 05/02/26 USD 200 50,497
Underline
Bulgaria : 0.3%
Bulgarian Energy Holding
EAD Reg S
3.50%, 06/28/25 EUR 100 106,120
Underline
Burkina Faso : 0.1%
IAMGOLD Corp. 144A
5.75%, 10/15/28 USD 25 22,027
Underline
Canada : 7.7%
1011778 BC ULC / New Red
Finance, Inc. 144A
3.50%, 02/15/29 USD 25 22,897
3.88%, 01/15/28 USD 75 70,643
4.00%, 10/15/30 USD 125 111,827
4.38%, 01/15/28 USD 25 23,801
5.75%, 04/15/25 USD 25 24,972
Air Canada 144A
3.88%, 08/15/26 USD 25 23,804
4.62%, 08/15/29 CAD 125 87,946
Algonquin Power & Utilities
Corp.
4.75% (US Treasury
Yield Curve Rate T 5
Year+3.25%), 01/18/82 USD 50 43,301
AltaGas Ltd.
5.25% (Generic Canadian 5
Year+3.81%), 01/11/82 CAD 15 9,447
7.35% (Generic Canadian 5
Year+4.54%), 08/17/82 CAD 25 18,750
ATS Automation Tooling
Systems, Inc. 144A
4.12%, 12/15/28 † USD 25 22,721
Baffinland Iron Mines Corp.
/ Baffinland Iron Mines LP
144A
8.75%, 07/15/26 USD 25 22,903
Bausch & Lomb Escrow
Corp. 144A
8.38%, 10/01/28 USD 25 25,971
Baytex Energy Corp. 144A
8.50%, 04/30/30 USD 50 51,954
Bombardier, Inc. 144A
7.12%, 06/15/26 USD 75 75,691
7.50%, 02/01/29 † USD 25 25,514
7.88%, 04/15/27 USD 100 99,957
Par
(000’s) Value
Canada (continued)
8.75%, 11/15/30 † USD 25 $ 26,268
Brookfield Property Finance
ULC
3.93%, 08/24/25 CAD 50 35,569
3.93%, 01/15/27 CAD 50 34,268
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC 144A
6.25%, 09/15/27 USD 75 72,886
Capital Power Corp.
7.95% (Generic Canadian 5
Year+5.34%), 09/09/82 CAD 25 18,325
Cascades, Inc./Cascades USA
Inc 144A
5.38%, 01/15/28 USD 25 24,474
Corus Entertainment, Inc.
Reg S
5.00%, 05/11/28 CAD 25 13,644
Eldorado Gold Corp. 144A
6.25%, 09/01/29 USD 25 23,870
Emera, Inc.
6.75% (ICE LIBOR USD 3
Month+5.44%), 06/15/76 USD 50 49,182
Empire Communities Corp.
144A
7.00%, 12/15/25 † USD 25 24,740
Enerflex Ltd. 144A
9.00%, 10/15/27 USD 40 40,240
First Quantum Minerals Ltd.
144A
8.62%, 06/01/31 † USD 50 46,438
Garda World Security Corp.
144A
6.00%, 06/01/29 USD 50 43,954
9.50%, 11/01/27 † USD 25 25,172
GFL Environmental, Inc.
144A
3.50%, 09/01/28 † USD 25 22,653
3.75%, 08/01/25 USD 50 48,678
4.25%, 06/01/25 USD 50 49,169
4.38%, 08/15/29 USD 25 22,957
4.75%, 06/15/29 † USD 25 23,495
5.12%, 12/15/26 USD 25 24,432
goeasy Ltd. 144A
4.38%, 05/01/26 USD 25 23,896
9.25%, 12/01/28 USD 15 15,953
Hudbay Minerals, Inc. 144A
4.50%, 04/01/26 USD 50 48,501
Intelligent Packaging Ltd.
Finco, Inc. / Intelligent
Packaging Ltd Co.-Issuer
LLC 144A
6.00%, 09/15/28 USD 40 37,708
Inter Pipeline Ltd.
6.88% (Canada
Bankers' Acceptances 3
Month+5.01%), 03/26/79 CAD 25 17,998

Par
(000’s) Value
Canada (continued)
Jones Deslauriers Insurance
Management, Inc. 144A
8.50%, 03/15/30 USD 50 $ 51,914
Keyera Corp.
6.88% (Canada
Bankers' Acceptances 3
Month+5.17%), 06/13/79 CAD 50 36,416
Laurentian Bank of Canada
5.09% (Canada
Bankers' Acceptances 3
Month+2.42%), 06/15/32 CAD 25 17,808
Mattamy Group Corp. 144A
4.62%, 03/01/30 USD 25 22,816
5.25%, 12/15/27 USD 25 24,147
MEG Energy Corp. 144A
5.88%, 02/01/29 USD 25 24,413
7.12%, 02/01/27 † USD 25 25,348
Mercer International, Inc.
5.12%, 02/01/29 USD 50 42,979
Methanex Corp.
5.12%, 10/15/27 USD 50 48,283
5.25%, 12/15/29 † USD 50 47,808
New Gold, Inc. 144A
7.50%, 07/15/27 † USD 25 24,900
Northriver Midstream
Finance LP 144A
5.62%, 02/15/26 USD 25 24,384
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 USD 50 42,154
5.00%, 05/01/25 USD 25 24,400
5.25%, 06/01/27 USD 40 37,242
Open Text Corp. 144A
3.88%, 02/15/28 USD 50 46,485
3.88%, 12/01/29 USD 50 45,138
Parkland Corp. 144A
4.50%, 10/01/29 USD 100 92,051
5.88%, 07/15/27 USD 50 49,657
Pembina Pipeline Corp.
4.80% (Generic Canadian 5
Year+4.17%), 01/25/81 CAD 50 31,687
Precision Drilling Corp. 144A
7.12%, 01/15/26 USD 46 45,751
Rogers Communications, Inc.
5.00% (Generic Canadian 5
Year+3.58%), 12/17/81 CAD 75 53,372
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 † USD 50 47,740
Secure Energy Services, Inc.
144A
7.25%, 12/30/26 CAD 20 15,334
SNC-Lavalin Group, Inc.
7.00%, 06/12/26 CAD 25 19,275
Strathcona Resources Ltd.
144A
6.88%, 08/01/26 † USD 25 24,786
Par
(000’s) Value
Canada (continued)
Superior Plus LP / Superior
General Partner, Inc. 144A
4.50%, 03/15/29 USD 50 $ 45,361
Taseko Mines Ltd. 144A
7.00%, 02/15/26 USD 25 24,585
Teine Energy Ltd. 144A
6.88%, 04/15/29 USD 25 23,808
Telesat Canada / Telesat LLC
144A
5.62%, 12/06/26 USD 25 15,154
Terraform Global Operating
LP 144A
6.12%, 03/01/26 USD 25 24,739
Titan Acquisition Ltd. / Titan
Co.-Borrower LLC 144A
7.75%, 04/15/26 † USD 50 50,177
TransAlta Corp.
7.75%, 11/15/29 † USD 50 52,609
Trivium Packaging Finance
BV Reg S
3.75%, 08/15/26 EUR 100 105,815
Vermilion Energy, Inc. 144A
5.62%, 03/15/25 USD 25 24,887
6.88%, 05/01/30 USD 25 24,081
Videotron Ltd.
3.12%, 01/15/31 CAD 50 32,452
4.50%, 01/15/30 CAD 125 88,718
3,055,243
Cayman Islands : 1.0%
Arabian Centres Sukuk II Ltd.
144A
5.62%, 10/07/26 USD 100 92,369
Banco do Brasil SA 144A
3.25%, 09/30/26 USD 50 47,320
6.25%, 04/18/30 USD 50 51,002
CT Trust 144A
5.12%, 02/03/32 USD 100 88,083
Oryx Funding Ltd. 144A
5.80%, 02/03/31 USD 100 99,502
378,276
Chile : 0.3%
Latam Airlines Group SA
144A
13.38%, 10/15/29 USD 100 115,127
Underline
China : 1.2%
Bank of Communications Co.
Ltd. Reg S
3.80% (US Treasury
Yield Curve Rate T 5
Year+3.35%), 12/31/99 (o) USD 200 193,744
Industrial & Commercial
Bank of China Ltd. Reg S
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 12/31/99 (o) USD 300 284,620
478,364
Colombia : 2.4%
Banco de Bogota SA 144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colombia (continued)
6.25%, 05/12/26 USD 100 $ 98,804
Ecopetrol SA
4.62%, 11/02/31 USD 75 61,810
5.38%, 06/26/26 USD 50 49,415
5.88%, 05/28/45 USD 75 55,835
5.88%, 11/02/51 USD 50 35,885
6.88%, 04/29/30 USD 75 73,377
7.38%, 09/18/43 USD 50 46,372
8.38%, 01/19/36 USD 75 76,003
8.62%, 01/19/29 USD 50 52,915
8.88%, 01/13/33 USD 100 105,662
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 USD 75 64,714
Gran Tierra Energy
International Holdings Ltd.
144A
6.25%, 02/15/25 USD 25 23,228
Grupo Aval Ltd. 144A
4.38%, 02/04/30 USD 100 82,933
Orazul Energy Peru SA 144A
5.62%, 04/28/27 USD 50 47,311
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 USD 100 87,907
962,171
Costa Rica : 0.2%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 USD 100 86,610
Underline
Cyprus : 0.1%
MHP Lux SA 144A
6.95%, 04/03/26 USD 50 40,733
Underline
Czech Republic : 0.6%
Allwyn International AS Reg
S
3.88%, 02/15/27 EUR 100 105,396
CPI Property Group SA Reg S
4.88% (EUR Swap Annual 5
Year+4.94%), 12/31/99 (o) EUR 100 50,633
EP Infrastructure AS Reg S
1.70%, 07/30/26 EUR 100 99,516
255,545
Finland : 0.2%
SBB Treasury Oyj Reg S
1.12%, 11/26/29 EUR 100 69,037
Underline
France : 9.6%
Accor SA Reg S
7.25% (EUR Swap Annual 5
Year+4.11%), 12/31/99 (o) EUR 100 118,799
Air France-KLM Reg S
8.12%, 05/31/28 EUR 100 123,070
Altice France SA 144A
5.12%, 01/15/29 USD 75 55,564
5.12%, 07/15/29 USD 100 73,198
5.50%, 10/15/29 USD 50 36,900
Atos SE Reg S
Par
(000’s) Value
France (continued)
1.75%, 05/07/25 EUR 100 $ 41,291
CAB Selas Reg S
3.38%, 02/01/28 EUR 100 99,115
Casino Guichard Perrachon
SA Reg S
4.05%, 08/05/26 EUR 100 1,189
Cerba Healthcare SACA
Reg S
3.50%, 05/31/28 EUR 100 95,590
CGG SA 144A
8.75%, 04/01/27 USD 100 88,191
Constellium SE 144A
3.75%, 04/15/29 † USD 100 89,982
eircom Finance DAC Reg S
3.50%, 05/15/26 EUR 100 105,603
Electricite de France SA Reg
S
3.38% (EUR Swap Annual 5
Year+3.97%), 12/31/99 (o) EUR 200 193,896
5.00% (EUR Swap
Annual 12 Year+3.04%),
12/31/99 (o) EUR 100 108,324
6.00% (GBP OIS SONIA
13Y+4.23%), 12/31/99 (o) GBP 100 124,812
Elis SA Reg S
1.62%, 04/03/28 EUR 100 100,615
Emeria SASU Reg S
3.38%, 03/31/28 EUR 100 93,337
Eutelsat SA Reg S
2.25%, 07/13/27 EUR 100 85,965
Forvia SE Reg S
2.38%, 06/15/27 EUR 100 101,415
2.62%, 06/15/25 EUR 100 106,463
2.75%, 02/15/27 EUR 100 103,177
Getlink SE Reg S
3.50%, 10/30/25 EUR 100 107,833
Iliad Holding SASU 144A
6.50%, 10/15/26 USD 100 98,093
7.00%, 10/15/28 USD 100 99,281
Iliad Holding SASU Reg S
5.12%, 10/15/26 EUR 100 108,904
Loxam SAS Reg S
3.75%, 07/15/26 EUR 100 107,625
Matterhorn Telecom SA
Reg S
3.12%, 09/15/26 EUR 100 105,536
Picard Groupe SAS Reg S
3.88%, 07/01/26 EUR 100 105,606
Renault SA Reg S
1.00%, 11/28/25 EUR 50 52,042
1.25%, 06/24/25 EUR 100 104,500
2.38%, 05/25/26 EUR 100 104,591
Rexel SA Reg S
2.12%, 06/15/28 EUR 100 101,494
SNF Group SACA Reg S
2.62%, 02/01/29 EUR 100 100,622
Tereos Finance Groupe I SA
Reg S

Par
(000’s) Value
France (continued)
7.50%, 10/30/25 EUR 100 $ 110,934
Valeo SE Reg S
1.00%, 08/03/28 EUR 100 94,939
5.38%, 05/28/27 EUR 100 112,181
Vallourec SACA Reg S
8.50%, 06/30/26 EUR 100 109,701
Veolia Environnement SA
Reg S
2.25% (EUR Swap Annual 5
Year+2.71%), 12/31/99 (o) EUR 100 103,531
2.50% (EUR Swap Annual 5
Year+2.84%), 12/31/99 (o) EUR 100 97,662
3,771,571
Germany : 4.6%
Agps Bondco Plc Reg S
6.00%, 08/05/25 EUR 100 43,898
Bayer AG Reg S
3.12% (EUR Swap Annual 5
Year+3.11%), 11/12/79 EUR 100 97,366
5.38% (EUR Swap Annual 5
Year+4.46%), 03/25/82 EUR 100 102,948
Cheplapharm Arzneimittel
GmbH Reg S
4.38%, 01/15/28 EUR 100 105,546
Commerzbank AG Reg S
4.00%, 03/23/26 EUR 150 163,374
4.00%, 03/30/27 EUR 50 54,799
Douglas GmbH Reg S
6.00%, 04/08/26 EUR 100 108,026
Gruenenthal GmbH Reg S
3.62%, 11/15/26 EUR 100 106,941
IHO Verwaltungs GmbH
144A
4.75%, 09/15/26 USD 100 97,844
6.00%, 05/15/27 USD 100 99,102
Infineon Technologies AG
Reg S
3.62% (EUR Swap Annual 5
Year+4.00%), 12/31/99 (o) EUR 100 104,657
Mahle GmbH Reg S
2.38%, 05/14/28 EUR 100 92,427
Nidda Healthcare Holding
GmbH Reg S
7.50%, 08/21/26 EUR 100 112,881
Schaeffler AG Reg S
2.88%, 03/26/27 EUR 50 53,118
3.38%, 10/12/28 EUR 100 105,211
thyssenkrupp AG Reg S
2.50%, 02/25/25 EUR 50 53,567
ZF Europe Finance BV Reg S
2.00%, 02/23/26 EUR 100 103,382
3.00%, 10/23/29 EUR 100 98,900
ZF North America Capital,
Inc. 144A
4.75%, 04/29/25 USD 125 123,200
1,827,187
Ghana : 0.2%
Kosmos Energy Ltd. 144A
Par
(000’s) Value
Ghana (continued)
7.12%, 04/04/26 USD 100 $ 96,274
Underline
Greece : 1.3%
Alpha Services and Holdings
SA Reg S
5.50% (EUR Swap Annual 5
Year+5.82%), 06/11/31 EUR 100 106,468
Eurobank SA Reg S
2.00% (EUR Swap Annual 1
Year+2.40%), 05/05/27 EUR 100 103,403
National Bank of Greece SA
Reg S
2.75% (EUR Swap Annual 5
Year+3.30%), 10/08/26 EUR 100 106,520
Piraeus Financial Holdings
SA Reg S
5.50% (EUR Swap Annual 5
Year+5.77%), 02/19/30 EUR 100 107,242
Public Power Corp. SA Reg S
4.38%, 03/30/26 EUR 100 108,639
532,272
Guatemala : 0.2%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 USD 100 93,544
Underline
Hong Kong : 1.3%
Huarong Finance 2017 Co.
Ltd. Reg S
4.25%, 11/07/27 USD 200 183,678
Melco Resorts Finance Ltd.
144A
5.38%, 12/04/29 USD 100 89,434
5.62%, 07/17/27 † USD 50 47,098
5.75%, 07/21/28 USD 50 46,836
RKPF Overseas 2020 A Ltd.
Reg S
5.20%, 01/12/26 USD 200 62,630
Studio City Finance Ltd. 144A
5.00%, 01/15/29 USD 100 85,458
515,134
India : 1.0%
Delhi International Airport
Ltd. 144A
6.45%, 06/04/29 USD 100 98,824
JSW Steel Ltd. 144A
5.05%, 04/05/32 USD 100 88,789
Network i2i Ltd. 144A
5.65% (US Treasury
Yield Curve Rate T 5
Year+4.28%), 12/31/99 (o) USD 100 99,125
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 USD 91 87,929
374,667
Indonesia : 0.2%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * USD 150 1,219

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indonesia (continued)
Medco Bell Pte Ltd. 144A
6.38%, 01/30/27 USD 100 $ 96,469
97,688
Ireland : 1.1%
AerCap Global Aviation Trust
144A
6.50% (Term SOFR USD 3
Month+4.56%), 06/15/45 USD 50 49,729
Ardagh Packaging Finance
Plc / Ardagh Holdings USA,
Inc. Reg S
4.75%, 07/15/27 GBP 100 95,213
C&W Senior Financing DAC
144A
6.88%, 09/15/27 USD 100 94,859
Virgin Media Vendor
Financing Notes III DAC
Reg S
4.88%, 07/15/28 GBP 150 174,943
414,744
Israel : 1.2%
Leviathan Bond Ltd. 144A
Reg S
6.12%, 06/30/25 USD 25 24,202
6.50%, 06/30/27 USD 25 23,362
6.75%, 06/30/30 USD 50 44,970
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 † USD 25 23,989
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 EUR 100 109,815
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 † USD 150 139,668
4.10%, 10/01/46 USD 75 51,411
6.75%, 03/01/28 USD 50 51,295
468,712
Italy : 7.9%
Abertis Infraestructuras
Finance BV Reg S
3.25% (EUR Swap Annual 5
Year+3.69%), 12/31/99 (o) EUR 100 105,233
Banca Monte dei Paschi di
Siena SpA Reg S
6.75% (Euribor 3 Month
ACT/360+3.21%), 03/02/26 EUR 100 110,559
Banca Popolare di Sondrio
SPA Reg S
1.25% (EUR Swap Annual 1
Year+1.60%), 07/13/27 EUR 100 102,816
Banco BPM SpA Reg S
3.25% (EUR Swap Annual 5
Year+3.80%), 01/14/31 EUR 100 105,657
5.00% (EUR Swap Annual 5
Year+5.42%), 09/14/30 EUR 100 109,818
BPER Banca Reg S
1.38% (Euribor 3 Month
ACT/360+1.75%), 03/31/27 EUR 100 103,986
Par
(000’s) Value
Italy (continued)
1.88%, 07/07/25 EUR 100 $ 105,760
Iccrea Banca SpA Reg S
2.12% (Euribor 3 Month
ACT/360+2.28%), 01/17/27 EUR 100 104,900
IMA Industria Macchine
Automatiche SpA 144A
3.75%, 01/15/28 EUR 100 104,864
Infrastrutture Wireless
Italiane SpA Reg S
1.88%, 07/08/26 EUR 100 104,762
Intesa Sanpaolo SpA 144A
4.20% (US Treasury
Yield Curve Rate T 1
Year+2.60%), 06/01/32 USD 25 20,717
4.95% (US Treasury
Yield Curve Rate T 1
Year+2.75%), 06/01/42 USD 25 18,160
5.71%, 01/15/26 USD 75 74,795
Intesa Sanpaolo SpA Reg S
2.92%, 10/14/30 EUR 100 98,208
3.93%, 09/15/26 EUR 100 108,846
Lottomatica SpA/Roma Reg S
7.12%, 06/01/28 EUR 100 115,206
Mundys SpA Reg S
1.88%, 07/13/27 EUR 200 202,565
1.88%, 02/12/28 EUR 100 98,392
Nexi SpA Reg S
2.12%, 04/30/29 EUR 100 96,275
Poste Italiane SpA Reg S
2.62% (EUR Swap Annual 5
Year+2.68%), 12/31/99 (o) EUR 100 91,747
Telecom Italia Capital SA
6.38%, 11/15/33 USD 25 24,250
7.72%, 06/04/38 USD 100 103,280
Telecom Italia SpA Reg S
1.62%, 01/18/29 EUR 100 93,274
2.38%, 10/12/27 EUR 100 101,733
3.00%, 09/30/25 EUR 100 106,558
3.62%, 05/25/26 EUR 100 107,285
Telecom Italia SpA/Milano
Reg S
6.88%, 02/15/28 EUR 100 115,915
Terna - Rete Elettrica
Nazionale Reg S
2.38% (EUR Swap Annual 5
Year+2.12%), 12/31/99 (o) EUR 100 99,786
UniCredit SpA 144A
5.46% (US Treasury
Yield Curve Rate T 5
Year+4.75%), 06/30/35 USD 75 70,381
UniCredit SpA Reg S
2.73% (EUR Swap Annual 5
Year+2.80%), 01/15/32 EUR 200 204,329
Webuild SpA Reg S
5.88%, 12/15/25 EUR 100 111,311
3,121,368
Japan : 1.5%
Rakuten Group, Inc. 144A

Par
(000’s) Value
Japan (continued)
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.58%), 12/31/99 (o) USD 100 $ 83,013
6.25% (US Treasury
Yield Curve Rate T 5
Year+4.96%), 12/31/99 (o)
† USD 25 17,374
SoftBank Group Corp. Reg S
5.00%, 04/15/28 EUR 100 109,294
5.12%, 09/19/27 USD 200 190,464
6.88% (USD SOFR Spread-
Adjusted ICE Swap Rate 5
Year+4.85%), 12/31/99 (o) USD 200 193,000
593,145
Luxembourg : 6.3%
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 USD 48 46,492
Adler Financing Sarl
12.50%, 06/30/25 EUR 75 89,533
Agps Bondco Plc Reg S
5.00%, 01/14/29 EUR 100 43,211
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.
144A
6.12%, 10/15/26 USD 100 98,328
Altice Financing SA 144A
5.00%, 01/15/28 USD 250 224,821
Altice France Holding SA
144A
6.00%, 02/15/28 USD 75 33,542
10.50%, 05/15/27 USD 150 86,365
Altice France Holding SA
Reg S
8.00%, 05/15/27 EUR 100 57,879
Altice France SA 144A
5.50%, 01/15/28 USD 100 78,155
8.12%, 02/01/27 USD 100 89,454
ARD Finance SA Reg S
5.00%, 06/30/27 EUR 100 53,395
Ardagh Packaging Finance
Plc / Ardagh Holdings USA,
Inc. 144A
4.12%, 08/15/26 USD 50 44,955
5.25%, 08/15/27 USD 125 93,627
Cidron Aida Finco Sarl Reg S
5.00%, 04/01/28 EUR 100 105,258
Cirsa Finance International
Sarl Reg S
4.50%, 03/15/27 EUR 100 105,521
Codere Finance 2
Luxembourg SA Reg S
11.00%, 09/30/26 EUR 26 16,440
Consolidated Energy Finance
SA 144A
5.62%, 10/15/28 USD 100 81,863
CSN Resources SA 144A
4.62%, 06/10/31 USD 100 81,443
Par
(000’s) Value
Luxembourg (continued)
Energian Israel Finance Ltd.
144A Reg S
4.88%, 03/30/26 USD 35 $ 32,337
5.38%, 03/30/28 USD 50 43,767
5.88%, 03/30/31 USD 35 29,211
Engineering - Ingegneria
Informatica - SpA Reg S
5.88%, 09/30/26 EUR 100 105,149
Eurofins Scientific SE Reg S
3.25% (Euribor 3 Month
ACT/360+2.67%),
12/31/99 (o) EUR 100 105,391
Kenbourne Invest SA 144A
4.70%, 01/22/28 USD 50 28,921
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 USD 95 73,155
Minerva Luxembourg SA
144A
4.38%, 03/18/31 USD 100 82,423
Petrorio Luxembourg
Trading Sarl 144A
6.12%, 06/09/26 USD 50 49,241
Stena International SA 144A
6.12%, 02/01/25 USD 100 100,000
Summer BC Holdco B Sarl
Reg S
5.75%, 10/31/26 EUR 100 106,453
Telenet Finance Luxembourg
Notes Sarl Reg S
3.50%, 03/01/28 EUR 100 103,944
TK Elevator Midco GmbH
Reg S
4.38%, 07/15/27 EUR 100 106,072
TK Elevator US Newco, Inc.
144A
5.25%, 07/15/27 USD 100 96,538
2,492,884
Malta : 0.2%
VistaJet Malta Finance Plc
/ Vista Management
Holding, Inc. 144A
6.38%, 02/01/30 † USD 50 36,246
7.88%, 05/01/27 † USD 50 41,810
78,056
Mauritius : 1.1%
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 USD 43 39,735
CA Magnum Holdings 144A
5.38%, 10/31/26 USD 100 93,983
Greenko Power II Ltd. 144A
4.30%, 12/13/28 USD 135 122,866
HTA Group Ltd. 144A
7.00%, 12/18/25 USD 100 99,037
IHS Netherlands Holdco BV
144A
8.00%, 09/18/27 USD 100 92,423
448,044

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Mexico : 4.2%
Alsea SAB de CV 144A
7.75%, 12/14/26 USD 100 $ 101,227
Cemex SAB de CV 144A
3.88%, 07/11/31 USD 50 44,587
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 12/31/99 (o) USD 50 47,655
5.20%, 09/17/30 USD 25 24,374
5.45%, 11/19/29 USD 25 24,849
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.16%), 12/31/99 (o) USD 50 53,299
KUO SAB De CV 144A
5.75%, 07/07/27 USD 50 45,095
Nemak SAB de CV 144A
3.62%, 06/28/31 † USD 100 80,368
Petroleos Mexicanos
4.50%, 01/23/26 USD 25 23,562
5.35%, 02/12/28 USD 50 43,878
5.50%, 06/27/44 USD 25 15,009
5.62%, 01/23/46 USD 25 14,795
5.95%, 01/28/31 USD 100 78,987
6.35%, 02/12/48 USD 25 15,455
6.38%, 01/23/45 USD 25 15,774
6.49%, 01/23/27 USD 25 23,517
6.50%, 03/13/27 USD 100 93,836
6.50%, 01/23/29 USD 25 22,211
6.50%, 06/02/41 USD 25 16,860
6.62%, 06/15/35 USD 50 37,667
6.70%, 02/16/32 USD 150 122,566
6.75%, 09/21/47 USD 100 63,869
6.84%, 01/23/30 † USD 50 42,963
6.88%, 10/16/25 USD 25 24,820
6.88%, 08/04/26 USD 50 48,799
6.95%, 01/28/60 USD 75 48,151
7.69%, 01/23/50 USD 175 122,453
8.75%, 06/02/29 USD 50 48,330
10.00%, 02/07/33 USD 50 49,479
Petroleos Mexicanos Reg S
3.75%, 11/16/25 GBP 100 117,664
4.88%, 02/21/28 EUR 100 96,367
5.50%, 02/24/25 EUR 25 27,526
Total Play
Telecomunicaciones SA de
CV 144A
6.38%, 09/20/28 USD 50 21,856
1,657,848
Morocco : 0.2%
OCP SA 144A
6.88%, 04/25/44 USD 100 92,525
Underline
Netherlands : 5.0%
Braskem Netherlands
Finance BV 144A
7.25%, 02/13/33 † USD 50 44,646
8.50%, 01/12/31 USD 50 47,687
Citycon Treasury BV Reg S
1.25%, 09/08/26 EUR 100 96,600
Dufry One BV Reg S
Par
(000’s) Value
Netherlands (continued)
2.00%, 02/15/27 EUR 100 $ 101,879
Embraer Netherlands
Finance BV 144A
7.00%, 07/28/30 USD 50 52,622
Greenko Dutch BV 144A
3.85%, 03/29/26 USD 93 87,297
Koninklijke KPN NV Reg S
2.00% (EUR Swap Annual 5
Year+2.34%), 12/31/99 (o) EUR 100 106,404
Petrobras Global Finance BV
5.50%, 06/10/51 † USD 25 20,766
6.50%, 07/03/33 † USD 25 24,847
PPF Telecom Group BV Reg S
3.25%, 09/29/27 EUR 100 105,729
Selecta Group BV Reg S
8.00%, 04/01/26 EUR 53 57,202
Sunrise FinCo I BV 144A
4.88%, 07/15/31 USD 100 87,840
Telefonica Europe BV Reg S
2.38% (EUR Swap Annual 8
Year+2.62%), 12/31/99 (o) EUR 100 95,592
6.13% (EUR Swap Annual 7
Year+3.35%), 12/31/99 (o) EUR 100 112,296
TenneT Holding BV Reg S
2.37% (EUR Swap Annual 5
Year+2.72%), 12/31/99 (o) EUR 100 105,279
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 EUR 100 105,261
4.38%, 05/09/30 EUR 100 102,267
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 USD 25 24,188
5.12%, 05/09/29 † USD 50 48,240
7.88%, 09/15/29 USD 25 26,997
8.12%, 09/15/31 USD 25 27,490
TMNL Holding BV Reg S
3.75%, 01/15/29 EUR 100 102,496
VZ Vendor Financing II BV
Reg S
2.88%, 01/15/29 EUR 100 94,911
Wintershall Dea Finance 2
BV Reg S
3.00% (EUR Swap Annual 5
Year+3.32%), 12/31/99 (o) EUR 100 96,187
Ziggo Bond Co. BV 144A
5.12%, 02/28/30 USD 50 42,221
6.00%, 01/15/27 USD 50 49,100
Ziggo BV 144A
4.88%, 01/15/30 USD 100 89,518
1,955,562
Nigeria : 0.2%
SEPLAT Energy Plc 144A
7.75%, 04/01/26 USD 100 93,317
Underline
Norway : 0.5%
Adevinta ASA Reg S
2.62%, 11/15/25 EUR 100 108,364
Heimstaden Bostad AB Reg S

Par
(000’s) Value
Norway (continued)
3.25% (EUR Swap Annual 5
Year+3.67%), 12/31/99 (o) EUR 125 $ 90,206
198,570
Oman : 0.2%
OQ SAOC 144A
5.12%, 05/06/28 USD 100 98,222
Underline
Peru : 0.8%
Hudbay Minerals, Inc. 144A
6.12%, 04/01/29 † USD 25 24,711
Minsur SA 144A
4.50%, 10/28/31 USD 50 43,638
Peru LNG Srl 144A
5.38%, 03/22/30 USD 100 82,403
Petroleos del Peru SA 144A
4.75%, 06/19/32 USD 75 55,375
5.62%, 06/19/47 USD 150 96,351
302,478
Poland : 0.8%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 USD 100 88,237
mBank SA Reg S
8.38% (Euribor 3 Month
ACT/360+4.90%), 09/11/27 EUR 100 114,915
Synthos SA Reg S
2.50%, 06/07/28 EUR 100 94,685
297,837
Portugal : 0.5%
EDP - Energias de Portugal
SA Reg S
1.70% (EUR Swap Annual 5
Year+1.84%), 07/20/80 EUR 100 104,201
1.88% (EUR Swap Annual 5
Year+2.38%), 08/02/81 EUR 100 101,836
206,037
Romania : 0.6%
Banca Transilvania SA Reg S
8.88% (EUAMDB01+5.58%),
04/27/27 EUR 100 114,808
RCS & RDS SA Reg S
2.50%, 02/05/25 EUR 100 106,792
221,600
Singapore : 0.2%
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 USD 81 81,152
Underline
South Africa : 0.6%
Eskom Holdings SOC Ltd.
144A
7.12%, 02/11/25 USD 100 99,705
Sasol Financing USA LLC
6.50%, 09/27/28 † USD 50 47,370
Transnet SOC Ltd. 144A
8.25%, 02/06/28 USD 100 100,757
247,832
Spain : 4.1%
Abanca Corp. Bancaria SA
Reg S
Par
(000’s) Value
Spain (continued)
4.62% (EUR Swap Annual 5
Year+5.01%), 04/07/30 EUR 100 $ 107,707
Abengoa Abenewco 2 SA
Reg S
1.50%, 10/26/24 (d) * USD 63 1,064
1.50%, 10/26/24 (d) * USD 64 803
Abengoa SA
0.00%, 03/31/27 (s) ^ EUR 100 544
ACS Actividades de
Construccion y Servicios
SA Reg S
1.38%, 06/17/25 EUR 100 105,152
Banco Bilbao Vizcaya
Argentaria Colombia SA
144A
4.88%, 04/21/25 USD 30 29,645
Banco de Credito Social
Cooperativo SA Reg S
5.25% (EUR Swap Annual 5
Year+5.42%), 11/27/31 EUR 100 102,325
Banco de Sabadell SA Reg S
2.62% (EUR Swap Annual 1
Year+2.20%), 03/24/26 EUR 100 106,956
5.38% (EUR Swap Annual 1
Year+3.25%), 09/08/26 EUR 100 110,952
Cellnex Finance Co. SA Reg S
1.25%, 01/15/29 EUR 100 97,830
1.50%, 06/08/28 EUR 100 100,216
2.00%, 09/15/32 EUR 100 94,532
2.00%, 02/15/33 EUR 100 93,751
Cellnex Telecom SA Reg S
1.75%, 10/23/30 EUR 100 96,461
Grifols SA 144A
4.75%, 10/15/28 † USD 100 86,099
Grifols SA Reg S
1.62%, 02/15/25 EUR 150 158,627
Lorca Telecom Bondco SA
Reg S
4.00%, 09/18/27 EUR 100 105,853
Telefonica Europe BV Reg S
3.88% (EUR Swap Annual 8
Year+2.97%), 12/31/99 (o) EUR 100 106,413
4.38% (EUR Swap Annual 6
Year+4.11%), 12/31/99 (o) EUR 100 108,305
1,613,235
Sweden : 1.7%
Castellum AB Reg S
3.12% (EUR Swap Annual 5
Year+3.45%), 12/31/99 (o) EUR 100 90,392
Heimstaden AB Reg S
4.38%, 03/06/27 EUR 100 60,185
Intrum AB Reg S
3.00%, 09/15/27 EUR 100 75,127
4.88%, 08/15/25 EUR 100 95,390
Samhallsbyggnadsbolaget i
Norden AB Reg S
2.62% (EUR Swap Annual 5
Year+2.81%), 12/31/99 (o) EUR 100 21,182
Verisure Holding AB Reg S

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Sweden (continued)
3.25%, 02/15/27 EUR 100 $ 104,679
Verisure Midholding AB
Reg S
5.25%, 02/15/29 EUR 100 104,011
Volvo Car AB Reg S
4.25%, 05/31/28 EUR 100 108,413
659,379
Switzerland : 0.3%
Techem
Verwaltungsgesellschaft
675 mbH Reg S
2.00%, 07/15/25 EUR 100 106,253
Underline
Tanzania : 0.1%
AngloGold Ashanti Holdings
Plc
6.50%, 04/15/40 USD 40 39,786
Underline
Turkey : 2.0%
Akbank TAS 144A
5.12%, 03/31/25 USD 50 49,437
6.80%, 02/06/26 USD 50 50,190
Aydem Yenilenebilir Enerji
AS 144A
7.75%, 02/02/27 USD 100 94,339
KOC Holding AS 144A
6.50%, 03/11/25 USD 50 50,096
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 † USD 50 51,688
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26 USD 100 97,013
Turkcell Iletisim Hizmetleri
AS 144A
5.80%, 04/11/28 USD 100 95,273
Turkiye Ihracat Kredi Bankasi
AS 144A
5.75%, 07/06/26 USD 100 97,381
Turkiye Vakiflar Bankasi TAO
144A
6.50%, 01/08/26 USD 100 99,222
Yapi ve Kredi Bankasi AS
144A
7.88% (US Treasury
Yield Curve Rate T 5
Year+7.42%), 01/22/31 USD 100 100,564
785,203
Ukraine : 0.4%
Kernel Holding SA 144A
6.75%, 10/27/27 USD 50 33,906
Metinvest BV 144A
7.75%, 10/17/29 USD 100 67,214
NAK Naftogaz Ukraine via
Kondor Finance Plc Reg S
7.12%, 07/19/26 EUR 100 58,044
159,164
United Arab Emirates : 1.0%
DP World Salaam Reg S
Par
(000’s) Value
United Arab Emirates (continued)
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.75%), 12/31/99 (o) USD 200 $ 198,750
GEMS Menasa Cayman Ltd. /
GEMS Education Delaware
LLC 144A
7.12%, 07/31/26 USD 100 99,123
Shelf Drilling Holdings Ltd.
144A
9.62%, 04/15/29 USD 100 97,090
394,963
United Kingdom : 12.1%
Aston Martin Capital
Holdings Ltd. 144A
10.50%, 11/30/25 USD 50 50,540
Avianca Midco 2 Plc 144A
9.00%, 12/01/28 USD 75 67,407
BCP V Modular Services
Finance II Plc Reg S
4.75%, 11/30/28 EUR 100 101,213
Bellis Acquisition Co. Plc
Reg S
3.25%, 02/16/26 GBP 200 241,644
British American Tobacco Plc
Reg S
3.75% (EUR Swap Annual 5
Year+3.95%), 12/31/99 (o) EUR 100 95,304
British Telecommunications
Plc Reg S
1.87% (EUR Swap Annual 5
Year+2.13%), 08/18/80 EUR 100 104,144
Connect Finco Sarl / Connect
US Finco LLC 144A
6.75%, 10/01/26 USD 100 97,807
Constellation Automotive
Financing Plc Reg S
4.88%, 07/15/27 GBP 100 107,357
eG Global Finance Plc 144A
12.00%, 11/30/28 USD 100 105,787
Garfunkelux Holdco 3 SA
Reg S
6.75%, 11/01/25 EUR 100 88,587
Heathrow Finance Plc Reg S
3.88%, 03/01/27 (s) GBP 100 120,420
IHS Holding Ltd. 144A
5.62%, 11/29/26 USD 50 45,301
INEOS Finance Plc Reg S
2.88%, 05/01/26 EUR 100 106,590
INEOS Quattro Finance 2 Plc
144A
9.62%, 03/15/29 USD 100 105,137
International Consolidated
Airlines Group SA Reg S
1.50%, 07/04/27 EUR 100 100,436
Jaguar Land Rover
Automotive Plc 144A
5.88%, 01/15/28 USD 100 98,361
Jaguar Land Rover
Automotive Plc Reg S

Par
(000’s) Value
United Kingdom (continued)
4.50%, 07/15/28 EUR 100 $ 107,230
Jerrold Finco Plc Reg S
4.88%, 01/15/26 GBP 100 124,213
Market Bidco Finco Plc Reg S
5.50%, 11/04/27 GBP 100 117,416
Marks & Spencer Plc Reg S
4.50%, 07/10/27 GBP 100 122,296
Motion Bondco DAC 144A
6.62%, 11/15/27 USD 100 95,638
Neptune Energy Bondco Plc
144A
6.62%, 05/15/25 USD 100 99,334
NGG Finance Plc Reg S
5.62% (GBP Swap 12
Year+3.48%), 06/18/73 GBP 100 125,882
Nomad Foods Bondco Plc
Reg S
2.50%, 06/24/28 EUR 100 100,600
Paysafe Finance Plc / Paysafe
Holdings US Corp. 144A
4.00%, 06/15/29 † USD 100 89,293
Pinewood Finance Co. Ltd.
Reg S
3.25%, 09/30/25 GBP 100 124,801
Pinnacle Bidco Plc Reg S
10.00%, 10/11/28 GBP 100 134,100
Rolls-Royce Plc Reg S
1.62%, 05/09/28 EUR 100 98,910
4.62%, 02/16/26 EUR 100 109,741
Sherwood Financing Plc
Reg S
4.50%, 11/15/26 EUR 100 103,733
Standard Chartered Plc 144A
7.01% (ICE LIBOR
USD 3 Month+1.46%),
07/30/37 (o) USD 100 102,541
Stonegate Pub Co. Financing
2019 Plc Reg S
8.00%, 07/13/25 GBP 100 123,684
Summer BidCo BV Reg S
9.00%, 11/15/25 EUR 127 138,685
Tullow Oil Plc 144A
10.25%, 05/15/26 USD 94 86,638
Vedanta Resources Finance
II Plc 144A
13.88%, 12/09/28 USD 100 86,866
Victoria Plc Reg S
3.62%, 08/24/26 EUR 100 92,575
Virgin Media Secured
Finance Plc 144A
5.50%, 05/15/29 USD 100 96,257
Virgin Media Secured
Finance Plc Reg S
4.25%, 01/15/30 GBP 100 112,158
Vmed O2 UK Financing I Plc
Reg S
3.25%, 01/31/31 EUR 100 98,989
4.00%, 01/31/29 GBP 100 113,658
Vodafone Group Plc
Par
(000’s) Value
United Kingdom (continued)
4.12% (US Treasury
Yield Curve Rate T 5
Year+2.77%), 06/04/81 USD 50 $ 43,494
5.12% (US Treasury
Yield Curve Rate T 5
Year+3.07%), 06/04/81 USD 50 37,868
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 USD 125 129,448
Vodafone Group Plc Reg S
4.88% (GBP Swap 5
Year+3.27%), 10/03/78 GBP 100 124,419
8.00% (UK Govt Bonds
5 Year Note Generic Bid
Yield+3.84%), 08/30/86 GBP 100 137,609
WE Soda Investments
Holding Plc 144A
9.50%, 10/06/28 † USD 50 51,203
4,765,314
United States : 3.1%
Garda World Security Corp.
144A
4.62%, 02/15/27 USD 25 23,650
Kronos Acquisition Holdings,
Inc. / KIK Custom Products
Inc 144A
7.00%, 12/31/27 † USD 50 48,857
LCPR Senior Secured
Financing DAC 144A
6.75%, 10/15/27 USD 75 72,301
MGM China Holdings Ltd.
144A
5.88%, 05/15/26 USD 100 97,984
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 USD 92 86,640
Open Text Holdings, Inc.
144A
4.12%, 02/15/30 USD 50 45,297
Playtika Holding Corp. 144A
4.25%, 03/15/29 USD 50 42,977
Q-Park Holding I BV Reg S
2.00%, 03/01/27 EUR 100 102,032
Ritchie Bros Holdings, Inc.
144A
7.75%, 03/15/31 USD 75 79,130
Sasol Financing USA LLC
4.38%, 09/18/26 USD 50 46,787
5.50%, 03/18/31 USD 50 42,025
Sigma Holdco BV Reg S
5.75%, 05/15/26 EUR 100 101,717
Stillwater Mining Co. 144A
4.00%, 11/16/26 USD 100 88,700
Telesat Canada / Telesat LLC
144A
6.50%, 10/15/27 USD 25 11,375
Wynn Macau Ltd. 144A
5.12%, 12/15/29 USD 75 66,782
5.50%, 01/15/26 USD 100 97,212

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
5.50%, 10/01/27 † USD 50 $ 47,045
ZF North America Capital,
Inc. 144A
6.88%, 04/14/28 USD 50 51,544
7.12%, 04/14/30 USD 50 52,788
1,204,843
Uzbekistan : 0.1%
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 USD 50 41,881
Underline
Zambia : 0.4%
First Quantum Minerals Ltd.
144A
6.88%, 03/01/26 † USD 50 47,682
6.88%, 10/15/27 USD 100 90,649
138,331
Total Corporate Bonds
(Cost: $42,441,759) 38,733,272
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.4%
Money Market Fund: 3.4%
(Cost: $1,351,864)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,351,864 1,351,864
Total Investments: 101.6%
(Cost: $43,793,623) 40,085,136
Liabilities in excess of other assets: (1.6)% (622,430)
NET ASSETS: 100.0% $ 39,462,706
Definitions:
CAD Canadian Dollar
EUR Euro
GBP British Pound
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $1,470,091.
(o) Perpetual Maturity — the date shown is the next call date
* Non-income producing
(d) Security in default
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $15,452,267, or 39.2% of net assets.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 27.0% $ 10,439,867
Technology 14.6 5,647,418
Industrials 13.4 5,178,166
Energy 12.3 4,770,888
Consumer Cyclicals 8.3 3,231,957
Basic Materials 7.0 2,726,203
Utilities 6.8 2,616,157
Healthcare 4.6 1,800,031
Consumer Non-Cyclicals 3.2 1,224,772
Real Estate 2.1 820,942
Institutions, Associations & Organizations 0.7 276,871
100.0% $ 38,733,272